UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21759

Name of Fund: BlackRock Global Dynamic Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Dynamic Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 04/30/2011

Item 1 – Report to Stockholders

April 30, 2011

Semi-Annual Report (Unaudited)

BlackRock Global Dynamic Equity Fund

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Dear Shareholder

Time and again, we have seen how various global events and developing trends can have significant influence on financial markets. I hope you find that the following review of recent market conditions provides additional perspective on the performance of your investments as you read this shareholder report.

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crisis in Europe and high inflation in developing markets that troubled the global economy in 2010 remain challenges today, overall investor confidence has improved considerably. During the first four months of 2011, that confidence was shaken by political turmoil in the Middle East/North Africa region, soaring prices of oil and other commodities, tremendous natural disasters in Japan and a change in the ratings outlook for US debt. However, strong corporate earnings prevailed and financial markets resumed their course while the global economy continued to garner strength.

Equity markets experienced uneven growth and high volatility in 2010, but ended the year with gains. Following a strong start to 2011, the series of confidence-shaking events brought spurts of heightened volatility to markets worldwide, but was not enough to derail the bull market. Overall, global equities posted strong returns over the past 12 months. Emerging market equities, which had outperformed developed markets earlier in the period, fell prey to heightened inflationary pressures and underperformed developed markets later in the period. In the United States, strong corporate earnings and positive signals from the labor market were sources of encouragement for equity investors, although the housing market did not budge from its slump. Early in 2011, the US Federal Reserve announced that it would continue its Treasury purchase program (“QE2”) through to completion and keep interest rates low for an extended period. This compelled investors to continue buying riskier assets, furthering the trend of small cap stocks outperforming large caps.

While fixed income markets saw yields trend lower (pushing bond prices higher) through most of 2010, the abrupt reversal in investor sentiment and risk tolerance in the fourth quarter drove yields sharply upward. Global credit markets were surprisingly resilient in the face of recent headwinds and yields regained relative stability as the period came to a close. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets. The tax-exempt municipal market enjoyed a powerful rally during the period of low yields in 2010, but when that trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would not be extended. Meanwhile, municipal finance troubles raised credit concerns among investors and tax-exempt mutual funds experienced heavy outflows, resulting in wider spreads and falling prices. The new year brought relief from these headwinds and a rebound in the tax-exempt municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Risk Assets Rallied on Growing Investor Confidence: Total Returns as of April 30, 2011	6-month	12-month

US large cap equities (S&P 500® Index)	16.36%	17.22%

US small cap equities (Russell 2000® Index)	23.73	22.20

International equities (MSCI Europe, Australasia, Far East Index)	12.71	19.18

Emerging market equities (MSCI Emerging Markets Index)	9.74	20.67

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.17

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(3.85)	6.37

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	0.02	5.36

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(1.68)	2.20

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.18	13.32

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm that delivers consistent long-term investment results with fewer surprises. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2011

Investment Objective

BlackRock Global Dynamic Equity Fund’s (the “Fund”) investment objective is to provide high total investment return. Total investment return is the combination of capital appreciation and investment income.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended April 30, 2011, the Fund underperformed both its Reference Benchmark, which is comprised of the S&P 500® Index (60%) and the FTSE World Index (Ex-US) (40%) (the “Reference Benchmark”), and the broad-based all-equity benchmark, the FTSE World Index. The following discussion of relative performance pertains to the Reference Benchmark.

What factors influenced performance?

•

The Fund’s overweight relative to the Reference Benchmark in India and negative stock selection in Canada, Hong Kong and South Korea detracted from performance for the period. An overweight and stock selection in China and Brazil also had a negative impact. From a sector perspective, selection in industrials and financials hindered returns, as did an overweight in telecommunications services (“telecom”). Within materials, stock selection negatively impacted performance, especially among precious metals-related securities, although an overweight to the sector overall was beneficial and partially offset losses from security selection.

•

Contributing positively to performance was stock selection in the United States. Stock selection in Japan also boosted returns, however, an overweight to the region offset most of those gains. A sector overweight in energy and stock selection in information technology (“IT”) had a positive impact.

Describe recent Fund activity.

•

During the six-month period, the Fund increased its weighting in Europe and decreased its weightings in the United States, Asia and Latin America. On a sector basis, the Fund increased its weightings in energy, consumer discretionary and utilities, and reduced its exposure to financials, consumer staples, materials, telecom, industrials, IT and health care. In addition, the Fund’s allocations to corporate debt and convertible bonds decreased during the period.

Describe Fund positioning at period end.

•

Relative to its Reference Benchmark, the Fund ended the period under-weight in the United States and Europe and overweight in Asia and Latin America. On a sector basis, the Fund was overweight in materials, energy, telecom and health care, and underweight in financials, consumer discretionary, consumer staples, industrials and IT. In addition, the Fund was overweight in convertible bonds and corporate debt.

•

With respect to currency exposure, the Fund was overweight in the Japanese yen, Russian ruble, Brazilian real, Canadian dollar, and Swiss franc, along with several Asian currencies, including the Indian rupee, Singapore dollar and Malaysian ringgit. The Fund was underweight in the US dollar, British pound and euro.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings (Equity Investments)	Percent of Long-Term Investments

SPDR Gold Trust	2%
Exxon Mobil Corp.	2
Apple, Inc.	1
Microsoft Corp.	1
Petroleo Brasileiro SA — ADR	1
International Business Machines Corp.	1
Chevron Corp.	1
General Electric Co.	1
Johnson & Johnson	1
Bristol-Myers Squibb Co.	1

Geographic Allocation	Percent of Long-Term Investments

United States	54%
Japan	9
United Kingdom	4
Canada	4
Brazil	3
France	2
Russia	2
Germany	2
China	2
Australia	2
Switzerland	2
Singapore	2
Taiwan	2
Other[1]	10

[1]	Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Consolidated Schedule of Investments for such countries.

4	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in United States and foreign equity securities.

[3]	This unmanaged capitalization-weighted index is comprised of 2,200 equities from 24 countries in 12 regions, including the United States.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[5]	This unmanaged capitalization-weighted index is comprised of 1,631 companies in 28 countries, excluding the United States.

[6]	The Reference Benchmark is an unmanaged weighted index comprised of 60% of the S&P 500® Index and 40% of the FTSE World Index (Ex-US).

[7]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2011

		Average Annual Total Returns[8]

		1 Year		5 Years		Since Inception[9]

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	14.19%	18.15%	N/A	5.70%	N/A	8.34%	N/A
Investor A	14.09	17.75	11.57%	5.43	4.30%	8.06	7.00%
Investor B	13.66	16.91	12.41	4.59	4.26	7.20	7.07
Investor C	13.63	16.90	15.90	4.63	4.63	7.24	7.24
Class R	13.80	17.26	N/A	5.05	N/A	7.68	N/A

FTSE World Index	14.87	19.09	N/A	3.65	N/A	6.11	N/A
FTSE World Index (Ex-US)	13.84	20.81	N/A	4.00	N/A	7.65	N/A
S&P 500® Index	16.36	17.22	N/A	2.95	N/A	4.21	N/A
Reference Benchmark	15.38	18.73	N/A	3.48	N/A	5.68	N/A

[8]

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[9]	The Fund commenced operations on November 4, 2005.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) Investor B Shares are only available through exchanges and dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

•

Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to March 1, 2007, Class R Shares performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s investment advisor waived a portion of its fees. Without such waiver, the Fund’s returns would have been lower. BlackRock Advisors, LLC is under no obligation to waive or continue waiving its fees after March 1, 2012.

6	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses including advisory fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on November 1, 2010 and held through April 30, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio

Institutional	$1,000.00	$1,141.90	$5.20	$1,000.00	$1,019.94	$4.91	0.98%
Investor A	$1,000.00	$1,140.90	$6.58	$1,000.00	$1,018.65	$6.21	1.24%
Investor B	$1,000.00	$1,136.60	$10.97	$1,000.00	$1,014.54	$10.34	2.07%
Investor C	$1,000.00	$1,136.60	$10.59	$1,000.00	$1,014.88	$9.99	2.00%
Class R	$1,000.00	$1,138.00	$9.01	$1,000.00	$1,016.37	$8.50	1.70%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments, including financial futures contracts, swaps, options and foreign currency exchange contracts, as specified in Note 2 of the Notes to Consolidated Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity, credit and/or foreign currency exchange rate risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Fund’s ability to use a derivative instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause the Fund to hold an investment that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	7

Consolidated Schedule of Investments April 30, 2011 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 0.1%
Banco Macro Bansud SA — ADR	5,500	$203,445
Cresud SA Spons Adr — ADR	14,900	259,409
IRSA Inversiones y Representaciones SA — ADR	17,300	219,191
Pampa Energia SA — ADR	17,900	276,555
Telecom Argentina Stet-France Telecom SA — ADR	5,600	127,792
Tenaris SA — ADR	3,750	190,462

		1,276,854

Australia — 1.8%
Asciano Ltd.	171,400	311,169
BHP Billiton Ltd.	140,294	7,103,026
CSL Ltd.	46,042	1,737,418
Newcrest Mining Ltd.	105,391	4,800,014
Rio Tinto Ltd.	42,001	3,802,164
Telstra Corp. Ltd.	232,896	743,894
Woodside Petroleum Ltd.	16,100	827,904

		19,325,589

Austria — 0.0%
Telekom Austria AG	25,025	386,844

Belgium — 0.2%
RHJ International (a)	131,298	1,090,988
RHJ International — ADR (a)(b)	23,000	191,427
RHJ International — ADR (a)(b)	41,200	342,341

		1,624,756

Brazil — 3.2%
All America Latina Logistica SA	64,900	534,645
Banco do Brasil SA	12,843	235,928
Banco Santander Brasil SA	48,600	562,243
Cia Brasileira de Distribuição Grupo Pao de Acucar, Preference ‘A’ Shares	66,560	2,953,145
Cia Energetica de Minas Gerais — ADR	22,441	468,344
Companhia Brasileira de Distribuição Group Pao de Acucar — ADR (a)	349	15,484
Cosan Ltd.	101,600	1,264,920
Cyrela Brazil Realty SA	125,514	1,329,976
Hypermarcas SA	308,018	4,129,227
Itau Unibanco Holding SA, Preference Shares	56,376	1,316,945
MRV Engenharia e Participações SA	147,195	1,284,635
OGX Petroleo e Gas Participações SA (a)	61,300	647,601
Petroleo Brasileiro SA — ADR	334,360	11,157,593
SLC Agricola SA	101,151	1,271,782
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares	29,111	297,920
Vale SA, Preference ‘A’ Shares	94,667	2,774,660
Vivo Participações SA — ADR	82,975	3,469,185

		33,714,233

Common Stocks	Shares	Value

Canada — 3.8%
Agrium, Inc.	1,163	$105,170
Alamos Gold, Inc.	78,110	1,310,983
BCE, Inc.	3,700	138,491
Barrick Gold Corp.	105,587	5,385,993
Canadian Natural Resources Ltd.	45,000	2,113,200
Canadian Pacific Railway Ltd.	19,978	1,324,969
Canadian Pacific Railway Ltd.	18,942	1,254,718
Cenovus Energy, Inc.	9,400	361,435
Cenovus Energy, Inc.	1,310	50,304
Daylight Energy Ltd.	139,350	1,599,473
Eldorado Gold Corp.	178,585	3,323,872
Goldcorp, Inc.	106,268	5,932,943
IAMGOLD Corp.	128,578	2,667,994
IAMGOLD, International African Mining Gold Corp.	58,449	1,215,126
Kinross Gold Corp.	56,975	902,484
Kinross Gold Corp.	204,854	3,247,699
Magna International, Inc., Class A	3,500	179,375
Potash Corp. of Saskatchewan, Inc.	15,220	858,104
Research In Motion Ltd. (a)	2,800	136,220
Rogers Communications, Inc., Class B	14,200	537,443
Rogers Communications, Inc., Class B	19,600	741,468
Silver Wheaton Corp.	64,700	2,628,114
Sino-Forest Corp. (a)	77,390	1,922,992
Suncor Energy, Inc.	26,628	1,227,339
TELUS Corp.	10,560	556,489
Talisman Energy, Inc.	29,550	713,647
Teck Resources Ltd., Class B	3,140	170,345
Viterra, Inc.	31,900	383,346

		40,989,736

Chile — 0.2%
Banco Santander Chile SA — ADR	5,000	457,950
E.CL SA	293,400	793,190
Sociedad Quimica y Minera de Chile SA — ADR	12,500	762,875

		2,014,015

China — 1.9%
Beijing Enterprises Holdings Ltd.	547,275	2,914,663
CSR Corp. Ltd.	273,500	302,260
Chaoda Modern Agriculture Holdings Ltd.	2,162,085	1,349,853
China BlueChemical Ltd.	738,400	601,711
China Huiyan Juice Group Ltd.	173,000	113,607
China Life Insurance Co., Ltd.	195,700	699,514
China Life Insurance Co., Ltd. — ADR	13,520	725,889
China Mobile Ltd.	376,900	3,466,907
China Shenhua Energy Co., Ltd., Class H	178,763	834,945
China Telecom Corp., Ltd.	905,300	526,745
China Unicom Ltd.	353,100	722,191
Dongfeng Motor Group Co., Ltd.	232,900	364,495
Guangshen Railway Co. Ltd.	1,101,100	437,306
Guangzhou Automobile Group Co., Ltd.	597,272	675,747

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CHF	Swiss Franc
CNY	Chinese Yuan
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Inter-Bank Offered Rate
MSCI	Morgan Stanley Capital International
MYR	Malaysian Ringgit
MosPrime	Moscow Prime Offered Rate
NZD	New Zealand Dollar
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depositary Receipts
THB	Thai Baht
TWD	Taiwan Dollar
USD	US Dollar

See Notes to Consolidated Financial Statements.

8	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

China (concluded)
Jiangsu Express	203,600	$215,961
Mindray Medical International Ltd. — ADR	7,300	195,129
Ping An Insurance Group Co. of China Ltd.	67,776	736,994
Sinopharm Group Co.	468,700	1,626,721
Tianjin Development Holdings Ltd. (a)	2,444,347	1,839,827
Tianjin Port Development Holdings Ltd.	3,915,600	909,181
Xiamen International Port Co., Ltd.	1,040,900	221,462
Zhongsheng Group Holdings Ltd. (a)	485,500	910,205

		20,391,313

Czech Republic — 0.1%
CEZ AS	21,900	1,256,298

Egypt — 0.1%
Telecom Egypt	376,619	1,033,427

Finland — 0.2%
Fortum Oyj	67,367	2,319,359
Nokia Oyj — ADR	11,400	105,222

		2,424,581

France — 2.2%
Atos Origin SA (a)	100	6,162
BNP Paribas SA	25,070	1,981,895
Cie Générale d’Optique Essilor International SA	35,187	2,946,287
France Telecom SA	45,773	1,072,661
GDF Suez	88,100	3,602,345
LVMH Moët Hennessy Louis Vuitton SA	11,290	2,026,975
Sanofi	27,870	2,204,991
Sanofi — ADR	4,266	168,592
Société Générale SA	10,050	671,620
Technip SA	4,240	478,399
Total SA	44,756	2,866,235
Total SA — ADR	42,300	2,716,929
Vivendi SA	69,770	2,187,632

		22,930,723

Germany — 2.0%
Allianz AG, Registered Shares	6,948	1,091,608
BASF SE (a)	32,060	3,292,045
Bayer AG	21,681	1,903,473
Bayer AG — ADR	1,100	94,435
Bayerische Motoren Werke AG	7,890	742,832
Beiersdorf AG	3,090	201,240
Daimler AG	28,250	2,183,338
Deutsche Bank AG, Registered Shares	17,510	1,140,414
Deutsche Telekom AG — ADR (a)	8,600	142,760
Infineon Technologies AG	78,140	885,913
Kabel Deutschland Holding AG (a)	23,400	1,461,766
Lanxess	8,260	755,743
Muenchener Rueckversicherungs AG, Registered Shares	3,660	604,172
Siemens AG	21,770	3,166,638
Volkswagen AG, Preference Shares (a)	17,114	3,368,344

		21,034,721

Hong Kong — 0.9%
AIA Group Ltd. (a)	170,600	575,347
Cheung Kong Holdings Ltd.	69,200	1,092,145
Cheung Kong Infrastructure Holdings Ltd.	137,300	669,789
China Dongxiang Group Co.	966,654	338,339
China Gas Holdings Ltd.	181,200	70,235

Common Stocks	Shares	Value

Hong Kong (concluded)
China Resources Gas Group Ltd.	388,000	$565,604
HSBC Holdings Plc, Hong Kong Registered	74,200	807,442
Hutchison Whampoa Ltd. (c)	136,727	1,561,588
The Link Real Estate Investment Trust	710,448	2,239,068
Mongolian Mining Corp. (a)	406,100	476,799
Ports Design Ltd.	2,500	6,889
Shougang Concord International Enterprises Co. Ltd. (a)	1,203,600	160,156
Wharf Holdings Ltd.	179,847	1,319,766

		9,883,167

India — 1.1%
Adani Enterprises Ltd.	99,500	1,409,225
Adani Power Ltd. (a)	447,357	1,140,865
Bharat Heavy Electricals Ltd.	51,200	2,319,248
Container Corp. of India	9,020	233,471
Housing Development Finance Corp.	157,300	2,516,381
Larsen & Toubro Ltd.	20,050	724,482
Reliance Industries Ltd.	78,150	1,737,858
State Bank of India Ltd.	27,910	1,773,585

		11,855,115

Indonesia — 0.2%
Bumi Resources Tbk PT	3,939,207	1,582,883
Telekomunikasi Indonesia Tbk PT	483,500	435,801

		2,018,684

Ireland — 0.1%
Covidien Plc	19,435	1,082,335

Israel — 0.0%
Check Point Software Technologies Ltd. (a)	3,900	214,227

Italy — 0.7%
Assicurazioni Generali SpA	28,940	693,527
Enel SpA	224,300	1,599,558
Eni SpA	75,420	2,019,267
Intesa Sanpaolo SpA	231,845	770,062
Telecom Italia SpA	384,600	578,296
Unicredit SpA	708,620	1,824,917

		7,485,627

Japan — 8.7%
Aisin Seiki Co., Ltd.	25,091	885,002
Asahi Kasei Corp.	36,600	252,988
Astellas Pharma, Inc.	18,127	692,329
The Bank of Kyoto Ltd.	46,759	433,318
Bridgestone Corp.	40,968	904,836
Canon, Inc.	51,531	2,426,726
Daihatsu Motor Co., Ltd.	49,923	806,436
Dainippon Pharma Co., Ltd.	3,000	28,626
Daiwa House Industry Co., Ltd.	54,320	658,152
Denso Corp.	32,840	1,099,038
East Japan Railway Co.	53,456	2,971,110
Fanuc Ltd.	6,232	1,043,233
Fuji Heavy Industries Ltd.	248,746	1,851,484
Futaba Industrial Co., Ltd.	54,289	311,231
Hitachi Chemical Co., Ltd.	42,200	869,800
Hitachi Ltd.	118,400	642,643
Hokkaido Coca-Cola Bottling Co., Ltd.	2,000	9,766
Honda Motor Co., Ltd.	52,626	2,023,160
Hoya Corp.	71,878	1,548,079

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	9

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
Inpex Corp.	403	$3,098,177
JGC Corp.	75,005	1,877,852
JSR Corp.	17,700	372,373
Japan Real Estate Investment Corp.	24	237,589
Japan Retail Fund Investment Corp.	51	82,302
KDDI Corp.	424	2,830,656
Kinden Corp.	55,812	475,807
Kirin Holdings Co., Ltd.	101,089	1,422,460
Komatsu Ltd.	32,100	1,131,826
Kubota Corp.	229,309	2,198,650
Kuraray Co., Ltd.	68,240	994,086
Kyowa Hakko Kirin Co. Ltd.	78,411	782,374
MS&AD Insurance Group Holdings, Inc.	89,785	2,102,571
Marubeni Corp.	100,300	732,754
Mikuni Coca-Cola Bottling Co., Ltd.	3,300	29,757
Mitsubishi Corp.	160,513	4,354,344
Mitsubishi Tanabe Pharma Corp.	37,830	622,610
Mitsubishi UFJ Financial Group, Inc.	266,193	1,277,616
Mitsui & Co., Ltd.	187,407	3,334,921
Mitsui Fudosan Co., Ltd.	32,100	557,102
Mitsui OSK Lines Ltd.	94,579	527,516
Murata Manufacturing Co., Ltd.	20,352	1,469,910
NGK Insulators Ltd.	48,910	848,649
NKSJ Holdings, Inc.	247,675	1,596,308
NTT DoCoMo, Inc.	2,757	5,115,268
NTT Urban Development Co.	373	307,174
Nintendo Co., Ltd.	2,319	548,708
Nippon Building Fund, Inc.	33	331,566
Nippon Electric Glass Co.	54,899	831,208
Nippon Telegraph & Telephone Corp.	36,500	1,700,802
Okumura Corp.	193,239	755,880
Rinnai Corp.	11,646	772,983
Rohm Co., Ltd.	14,477	871,893
Sekisui House Ltd.	155,571	1,508,062
Seven & I Holdings Co., Ltd.	34,139	859,146
Shin-Etsu Chemical Co., Ltd.	56,667	2,948,004
Shionogi & Co., Ltd.	42,578	690,239
Sony Financial Holdings, Inc.	48,000	892,150
Sumitomo Chemical Co., Ltd.	617,660	3,284,726
Sumitomo Electric Industries Ltd.	55,952	779,028
Sumitomo Mitsui Financial Group, Inc.	30,023	932,570
Suzuki Motor Corp.	137,739	3,279,131
TDK Corp.	15,727	811,433
Tadano Ltd.	11,079	59,253
Terumo Corp.	13,735	766,002
Toda Corp.	187,404	696,008
Toho Co., Ltd.	36,668	555,143
Tokio Marine Holdings, Inc.	137,450	3,845,086
Tokyo Gas Co., Ltd.	341,166	1,522,126
Toyota Industries Corp.	65,275	1,978,646
Toyota Motor Corp.	34,947	1,394,075
Ube Industries Ltd.	326,454	1,044,165
West Japan Railway Co.	234	846,687
Yamada Denki Co., Ltd.	7,900	555,023

		92,898,352

Kazakhstan — 0.2%
KazMunaiGas Exploration Production — GDR	109,000	2,468,850

Common Stocks	Shares	Value

Luxembourg — 0.0%
Millicom International Cellular SA	3,900	$422,526

Malaysia — 0.5%
Axiata Group Bhd (a)	424,200	702,660
British American Tobacco Malaysia Bhd	33,300	540,005
IOI Corp. Bhd	152,048	271,833
PLUS Expressways Bhd	817,845	1,241,778
Telekom Malaysia Bhd	320,200	431,665
Tenaga Nasional Bhd	75,301	152,929
YTL Power International	2,087,117	1,592,719

		4,933,589

Mexico — 0.2%
America Movil, SA de CV — ADR	34,732	1,986,670
Fomento Economico Mexicano, SA de CV — ADR	8,200	515,780

		2,502,450

Netherlands — 0.6%
CNH Global NV (a)	3,850	185,955
ING Groep NV CVA (a)	46,750	615,895
Koninklijke KPN NV	71,834	1,140,043
Koninklijke Philips Electronics NV	66,735	1,976,555
Koninklijke Philips Electronics NV, New York Registered Shares	4,963	146,368
LyondellBasell Industries NV, Class A (a)	4,600	204,700
Unilever NV	29,680	977,085
Unilever NV — ADR	16,500	544,500

		5,791,101

Norway — 0.3%
DnB NOR ASA	66,750	1,085,398
Statoil ASA	48,520	1,421,340
Telenor ASA	28,580	493,739

		3,000,477

Philippines — 0.1%
Philippine Long Distance Telephone Co. — ADR	10,200	591,498

Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	2,830	397,687

Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicações e Multimedia SGPS SA	30,600	173,335

Russia — 2.0%
AFI Development Plc, Class B (a)	72,700	78,334
AFI Development Plc — GDR (a)	9,900	11,148
Federal Hydrogenerating Co. (a)	9,799,482	489,974
Kuzbassrazrezugol (a)	1,437,806	546,367
LSR Group — GDR (b)	205,800	1,613,472
MMC Norilsk Nickel — ADR	37,437	1,033,261
Magnitogorsk Iron & Steel Works — GDR	103,300	1,297,448
Novorossiysk Commercial Sea Port — GDR (a)	100,163	941,532
OAO Gazprom — ADR	125,000	2,132,500
OAO Rosneft Oil Co. — GDR	207,600	1,852,830
Polyus Gold Co. ZAO — ADR	85,000	3,060,000
RusHydro — ADR (a)	591,211	3,071,326
Sberbank	1,135,200	4,149,156
Uralkali — GDR	2,400	100,728
VimpelCom Ltd. — ADR	82,200	1,197,654

		21,575,730

See Notes to Consolidated Financial Statements.

10	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Singapore — 1.1%
CapitaLand Ltd. (a)	225,400	$626,901
DBS Group Holdings Ltd.	57,940	709,879
Fraser and Neave Ltd.	271,000	1,389,259
Global Logistic Properties Ltd. (a)	303,800	479,282
Keppel Corp. Ltd.	231,220	2,251,630
M1 Ltd.	308,590	602,327
Noble Group Ltd.	241,623	441,450
Oversea-Chinese Banking Corp.	246,980	1,928,722
Raffeles Medical Group Ltd.	238,000	442,159
Sembcorp Marine Ltd.	139,900	649,190
Singapore Press Holdings Ltd.	151,300	492,357
Singapore Telecommunications Ltd.	656,460	1,675,695
United Overseas Bank Ltd.	32,600	523,063

		12,211,914

South Africa — 0.4%
Anglo American Platinum Ltd.	2,495	253,915
AngloGold Ashanti Ltd. — ADR	6,500	331,370
Harmony Gold Mining Co. Ltd. — ADR	121,400	1,890,198
Impala Platinum Holdings Ltd.	9,000	281,456
Katanga Mining Ltd. (a)	181,178	386,809
Life Healthcare Group Holdings Ltd.	245,900	629,264
Sasol Ltd.	4,400	254,258

		4,027,270

South Korea — 1.3%
Cheil Industries, Inc.	8,100	893,070
Hyundai Motor Co.	5,200	1,199,376
KT Corp.	4,700	168,744
KT Corp. — ADR	67,540	1,371,062
KT&G Corp.	19,658	1,163,488
LG Corp.	11,200	1,031,131
LG Display Co. Ltd.	13,800	495,020
Mando Corp.	1,500	263,796
POSCO	1,900	833,787
POSCO — ADR	8,750	965,125
SK Telecom Co., Ltd.	8,410	1,274,226
Samsung Electronics Co., Ltd.	3,640	3,040,420
Samsung Fine Chemicals Co., Ltd.	10,200	756,203

		13,455,448

Spain — 0.7%
Banco Santander SA	224,596	2,868,198
Repsol YPF SA	40,190	1,435,206
Telefonica SA	114,429	3,074,153
Telefonica SA — ADR	19,150	516,284

		7,893,841

Switzerland — 1.6%
Credit Suisse Group AG	23,432	1,066,546
Garmin Ltd. (a)	3,900	133,497
Nestlé SA, Registered Shares	72,597	4,505,978
Noble Corp.	3,700	159,137
Novartis AG, Registered Shares	34,738	2,059,969
Roche Holding AG	10,387	1,686,016
Swiss Reinsurance Co., Registered Shares	2,500	149,166
Swisscom AG	2,440	1,119,918
TE Connectivity Ltd.	10,576	379,150
Transocean Ltd. (a)	19,256	1,400,874
Tyco International Ltd.	10,375	505,678

Common Stocks	Shares	Value

Switzerland (concluded)
UBS AG (a)	64,670	$1,294,213
Weatherford International Ltd. (a)	53,632	1,157,379
Zurich Financial Services AG	4,213	1,184,605

		16,802,126

Taiwan — 1.5%
ASUSTeK Computer, Inc.	33,700	304,231
Catcher Technology Co. Ltd.	69,800	439,295
Cheng Shin Rubber Industry Co. Ltd.	209,750	530,220
Chunghwa Telecom Co., Ltd.	284,068	903,663
Chunghwa Telecom Co., Ltd. — ADR	55,485	1,750,552
Compal Electronics, Inc.	164,689	187,058
Delta Electronics, Inc.	383,324	1,715,886
Far EasTone Telecommunications Co., Ltd.	467,000	708,515
Formosa Chemicals & Fibre Corp.	142,000	574,230
HON HAI Precision Industry Co., Ltd.	174,715	663,484
HTC Corp.	88,687	4,036,738
MediaTek, Inc.	58,075	643,057
Nan Ya Plastics Corp.	171,000	525,241
Taiwan Semiconductor Manufacturing Co., Ltd.	802,994	2,076,932
Yulon Motor Co. Ltd.	388,000	808,726

		15,867,828

Thailand — 0.4%
Hana Microelectronics Pcl	311,246	257,547
PTT Chemical Pcl	370,321	1,984,970
PTT Public Company THB10	94,836	1,191,407
Siam Commercial Bank Pcl	328,205	1,275,437

		4,709,361

Turkey — 0.4%
BIM Birlesik Magazalar AS	26,100	909,277
Tupras Turkiye Petrol Rafinerileri AS	32,266	1,049,868
Turk Telekomunikasyon AS	173,752	904,786
Turkcell Iletisim Hizmet AS	78,713	465,591
Turkiye Garanti Bankasi AS	234,547	1,214,753

		4,544,275

United Kingdom — 3.8%
Amlin Plc	44,400	310,554
Anglo American Plc	40,200	2,107,244
Antofagasta Plc	99,500	2,288,355
AstraZeneca Group Plc — ADR	2,800	139,524
BG Group Plc	206,300	5,312,554
BP Plc	260,260	2,000,691
BP Plc — ADR	53,600	2,473,104
BT Group Plc	557,500	1,830,328
British American Tobacco Plc	20,393	891,115
Diageo Plc — ADR	41,206	3,352,932
Ensco Plc — ADR	2,300	137,126
GlaxoSmithKline Plc — ADR	4,700	205,202
Guinness Peat Group Plc (a)	1,122,807	737,593
HSBC Holdings Plc	313,995	3,425,025
International Power Plc	316,500	1,751,755
Lloyds TSB Group Plc (a)	1,219,800	1,211,086
National Grid Plc	271,600	2,786,641
Petropavlovsk Plc	16,522	247,569
Prudential Plc	21,900	283,329
Royal Dutch Shell Plc — ADR	21,369	1,655,670
Scottish & Southern Energy Plc	80,200	1,819,481
Shire Pharmaceuticals Plc — ADR	1,400	130,494
Standard Chartered Plc	29,200	811,522

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	11

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (concluded)
Unilever Plc	19,832	$644,271
Unilever Plc — ADR	12,300	400,611
Vodafone Group Plc	800,351	2,313,655
Vodafone Group Plc — ADR	59,094	1,720,817

		40,988,248

United States — 45.6%
3M Co.	22,671	2,203,848
ACE Ltd.	54,099	3,638,158
The AES Corp. (a)	65,074	861,580
AT&T Inc. (d)	280,182	8,719,264
Abbott Laboratories	57,885	3,012,335
Accenture Plc	2,953	168,705
Activision Blizzard, Inc.	174,600	1,988,694
Adobe Systems, Inc. (a)	14,200	476,410
Advance Auto Parts, Inc.	2,772	181,455
Advanced Micro Devices, Inc. (a)(c)	166,123	1,511,719
Aetna, Inc.	69,136	2,860,848
Agilent Technologies, Inc. (a)	33,601	1,677,026
Albemarle Corp.	3,000	211,650
Alcoa, Inc.	80,700	1,371,900
Allergan, Inc.	7,600	604,656
Alliance Resource Partners LP	10,721	882,982
The Allstate Corp.	14,690	497,110
Altera Corp.	4,700	228,890
Altria Group, Inc. (d)	55,807	1,497,860
Amdocs Ltd. (a)	5,834	179,395
American Electric Power Co., Inc.	18,032	657,807
American Tower Corp., Class A (a)	28,105	1,470,173
American Water Works Co, Inc.	27,970	821,759
Ameriprise Financial, Inc.	3,000	186,180
AmerisourceBergen Corp.	28,854	1,172,627
Amgen, Inc. (a)	27,628	1,570,652
Anadarko Petroleum Corp.	30,894	2,438,772
Analog Devices, Inc.	4,400	177,364
Apache Corp.	26,426	3,524,436
Apple, Inc. (a)	42,931	14,949,862
Arch Capital Group Ltd. (a)	9,667	1,005,368
Arrow Electronics, Inc. (a)	4,100	186,919
Autodesk, Inc. (a)	4,200	188,916
Autoliv, Inc.	2,200	176,286
Axis Capital Holdings Ltd.	5,092	180,053
BMC Software, Inc. (a)	4,200	210,966
Ball Corp.	4,800	179,088
Bank of America Corp.	389,996	4,789,151
The Bank of New York Mellon Corp.	104,123	3,015,402
Becton Dickinson & Co.	2,100	180,474
Biogen Idec, Inc. (a)	2,500	243,375
Boeing Co.	40,180	3,205,560
BorgWarner, Inc. (a)	8,700	671,988
Bristol-Myers Squibb Co. (d)	311,181	8,744,186
Broadcom Corp., Class A (c)	22,259	783,072
CA, Inc.	110,440	2,715,720
CMS Energy Corp.	35,543	703,751
CNA Financial Corp.	3,800	117,952
CVS Caremark Corp.	59,945	2,172,407
Capital One Financial Corp.	8,600	470,678
Cardinal Health, Inc.	4,431	193,590
Celgene Corp. (a)	12,965	763,379
CenturyLink, Inc.	61,589	2,511,593
Cephalon, Inc. (a)(c)	12,000	921,600
Charter Communications, Inc. (a)	4,800	282,912

Common Stocks	Shares	Value

United States (continued)
Chevron Corp.	96,050	$10,511,712
Chubb Corp.	23,955	1,561,626
Cigna Corp.	27,071	1,267,735
Cimarex Energy Co.	1,800	199,062
Cisco Systems, Inc. (c)	285,847	5,019,473
Citigroup, Inc. (a)	1,149,059	5,274,181
Coach, Inc.	3,100	185,411
The Coca-Cola Co.	16,817	1,134,475
Coca-Cola Enterprises Inc.	6,300	178,983
Cognizant Technology Solutions Corp. (a)	6,500	538,850
Colgate-Palmolive Co.	27,181	2,292,717
Comcast Corp., Class A	170,255	4,467,491
Complete Production Services, Inc. (a)	29,319	995,087
Computer Sciences Corp.	5,731	292,166
Comverse Technology, Inc. (a)	75,055	571,919
ConAgra Foods, Inc.	16,573	405,210
ConocoPhillips	73,373	5,791,331
Consol Energy, Inc.	105,190	5,689,727
Constellation Brands, Inc., Class A (a)	20,409	456,958
Corning, Inc.	182,712	3,825,989
Crown Holdings, Inc. (a)	18,518	692,573
DISH Network Corp. (a)	18,458	462,188
Darden Restaurants, Inc.	2,000	93,940
DaVita, Inc. (a)	17,162	1,511,801
Dell, Inc. (a)(c)	113,592	1,761,812
Devon Energy Corp.	35,149	3,198,559
Dominion Resources, Inc.	15,600	724,152
The Dow Chemical Co.	64,303	2,635,780
Dr. Pepper Snapple Group, Inc.	11,640	456,288
E.I. du Pont de Nemours & Co.	44,395	2,521,192
EMC Corp. (a)	74,000	2,097,160
EOG Resources, Inc. (c)	14,900	1,682,359
Eastman Chemical Co.	2,100	225,225
Eaton Corp.	3,100	165,943
eBay, Inc. (a)	32,615	1,121,956
Edison International	4,200	164,934
El Paso Corp.	289,698	5,623,030
Electronic Arts, Inc. (a)	60,614	1,223,191
Eli Lilly & Co.	27,247	1,008,411
Endo Pharmaceuticals Holdings, Inc. (a)	5,598	219,218
Endurance Specialty Holdings Ltd.	27,746	1,230,258
Energizer Holdings, Inc. (a)	1,400	105,742
Entergy Corp.	15,128	1,054,724
Exelon Corp.	18,750	790,312
Expedia, Inc.	4,399	110,107
Exxon Mobil Corp. (d)	212,097	18,664,536
FMC Corp.	47,484	4,191,888
Fidelity National Information Services, Inc.	3,341	110,587
Fidelity National Title Group, Inc., Class A	106,345	1,641,967
Ford Motor Co. (a)	133,700	2,068,339
Forest Laboratories, Inc. (a)	8,294	275,029
Freeport-McMoRan Copper & Gold, Inc., Class B	38,878	2,139,456
General Communication, Inc., Class A (a)	7,300	83,950
General Dynamics Corp.	12,700	924,814
General Electric Co. (d)	471,237	9,636,797
General Mills, Inc. (c)	51,505	1,987,063
General Motors Co. (a)	79,200	2,541,528
Gilead Sciences, Inc. (a)	39,836	1,547,230
Global Industries Ltd. (a)	136,119	1,342,133
The Goldman Sachs Group, Inc.	22,786	3,440,914
Google, Inc., Class A (a)(c)	8,876	4,829,432

See Notes to Consolidated Financial Statements.

12	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
H.J. Heinz Co.	11,981	$613,787
Halliburton Co.	65,150	3,288,772
Harris Corp.	3,000	159,390
HealthSouth Corp. (a)	32,783	840,228
Hecla Mining Co. (a)	57,400	540,134
Hess Corp.	24,792	2,131,120
Hewlett-Packard Co.	109,264	4,410,988
Hologic, Inc. (a)	96,974	2,135,367
Humana, Inc. (a)	24,826	1,889,755
Huntington Ingalls Industries Inc. (a)	3,454	138,173
Ingersoll-Rand Plc	2,900	146,450
Intel Corp.	154,000	3,571,260
International Business Machines Corp.	62,968	10,741,081
International Game Technology	52,648	931,343
International Paper Co.	15,897	490,899
Intuit, Inc. (a)	3,700	205,572
JPMorgan Chase & Co.	171,567	7,828,602
Johnson & Johnson	133,200	8,753,904
KBR, Inc.	35,014	1,343,487
KLA-Tencor Corp.	3,800	166,820
Kimberly-Clark Corp.	1,100	72,666
Kraft Foods, Inc. (c)	91,239	3,063,806
L-3 Communications Holdings, Inc.	2,100	168,399
Lam Research Corp. (a)	3,200	154,592
Leucadia National Corp.	4,800	185,568
Lexmark International, Inc., Class A (a)	10,632	342,882
Liberty Global, Inc. (a)	4,500	209,250
Life Technologies Corp. (a)	27,390	1,511,928
Limited Brands, Inc.	5,849	240,745
Lincoln National Corp.	4,100	128,043
Lockheed Martin Corp.	28,258	2,239,446
Lorillard, Inc.	6,475	689,587
Lubrizol Corp.	1,600	215,232
Macy’s, Inc.	4,900	117,159
Marathon Oil Corp.	49,566	2,678,547
Marvell Technology Group Ltd. (a)(c)	46,700	720,581
MasterCard, Inc., Class A (c)	2,700	744,903
Mattel, Inc.	43,754	1,169,107
McDermott International, Inc. (a)	74,320	1,716,049
McDonald’s Corp.	18,849	1,476,065
The McGraw-Hill Cos., Inc.	4,500	182,115
McKesson Corp.	21,621	1,794,759
Mead Johnson Nutrition Co.	39,319	2,629,655
MeadWestvaco Corp.	5,900	198,771
Medco Health Solutions, Inc. (a)	41,328	2,451,990
Medtronic, Inc.	72,333	3,019,903
Merck & Co, Inc.	145,576	5,233,457
MetLife, Inc.	12,404	580,383
MetroPCS Communications, Inc. (a)	33,000	555,390
Mettler-Toledo International, Inc. (a)	5,043	945,058
Micron Technology, Inc. (a)	12,400	139,996
Microsoft Corp.	466,219	12,131,018
Molson Coors Brewing Co., Class B	3,500	170,625
Morgan Stanley	71,300	1,864,495
Motorola Solutions Inc. (a)	19,000	871,720
Murphy Oil Corp.	2,300	178,204
Mylan, Inc. (a)	78,747	1,962,375
NII Holdings, Inc. (a)	3,200	133,056
NRG Energy, Inc. (a)	14,699	355,716
National Oilwell Varco, Inc.	49,772	3,817,015
Newmont Mining Corp.	73,263	4,293,944
News Corp., Class A	65,573	1,168,511

Common Stocks	Shares	Value

United States (continued)
NextEra Energy, Inc.	39,115	$2,212,736
Northern Trust Corp.	15,072	753,449
Northrop Grumman Corp.	20,726	1,318,381
Occidental Petroleum Corp.	56,352	6,440,470
Oceaneering International, Inc. (a)	2,100	183,582
Oracle Corp.	146,516	5,281,902
PG&E Corp.	16,614	765,573
PPG Industries, Inc.	2,000	189,340
PPL Corp.	56,367	1,546,147
Pall Corp.	8,800	514,272
Parker Hannifin Corp.	1,800	169,776
PartnerRe Ltd.	5,247	421,649
PerkinElmer, Inc.	22,400	633,248
Perrigo Co.	15,400	1,391,544
Pfizer, Inc.	368,925	7,732,668
PharMerica Corp. (a)	575	7,567
Philip Morris International, Inc.	37,927	2,633,651
Pitney Bowes, Inc.	3,463	85,051
Platinum Underwriters Holdings Ltd.	12,013	454,212
Polo Ralph Lauren Corp.	1,600	209,232
Polycom, Inc. (a)	31,689	1,895,953
Praxair, Inc.	7,947	845,720
Precision Castparts Corp.	9,537	1,473,657
Pride International, Inc. (a)	2,300	100,993
Principal Financial Group, Inc.	13,352	450,630
The Procter & Gamble Co.	76,384	4,957,322
The Progressive Corp.	31,281	686,305
Pulte Group, Inc. (a)(c)	105,300	856,089
QUALCOMM, Inc.	116,179	6,603,614
Quicksilver Resources, Inc. (a)	151,400	2,248,290
R.R. Donnelley & Sons Co.	5,046	95,168
Raytheon Co.	19,594	951,289
Reinsurance Group of America, Inc.	3,200	202,560
RenaissanceRe Holdings Ltd.	11,877	834,716
Ross Stores, Inc.	1,700	125,273
Ryder System, Inc.	2,300	123,050
SM Energy Co. (c)	31,622	2,398,845
Safeway, Inc.	3,699	89,923
SanDisk Corp. (a)(c)	27,815	1,366,829
Sara Lee Corp. (c)	133,672	2,566,502
Schlumberger Ltd.	67,030	6,015,942
Seagate Technology	6,300	111,006
Sempra Energy	7,800	429,780
Simon Property Group, Inc.	7,900	904,866
The Southern Co.	37,850	1,477,664
Southwest Airlines Co.	8,900	104,575
Spirit Aerosystems Holdings, Inc., Class A (a)	68,493	1,684,928
The St. Joe Co. (a)	204,397	5,338,850
State Street Corp.	31,417	1,462,461
SunTrust Banks, Inc.	15,700	442,583
Symantec Corp. (a)(c)	88,655	1,742,071
TRW Automotive Holdings Corp. (a)	3,100	176,886
Teradata Corp. (a)	5,126	286,646
Teva Pharmaceutical Industries Ltd.	54,540	2,494,114
Texas Instruments, Inc.	70,611	2,508,809
Thermo Fisher Scientific, Inc. (a)	28,152	1,688,838
Time Warner Cable, Inc.	8,562	668,949
Time Warner, Inc.	17,199	651,154
Torchmark Corp.	2,700	180,684
Transatlantic Holdings, Inc.	6,292	310,133
The Travelers Cos., Inc.	52,185	3,302,267
U.S. Bancorp	115,915	2,992,925

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	13

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded)
Union Pacific Corp.	56,733	$5,870,164
United Technologies Corp. (c)	32,656	2,925,324
UnitedHealth Group, Inc.	44,000	2,166,120
Unum Group	3,777	100,015
Urban Outfitters, Inc. (a)(c)	4,500	141,570
Valero Energy Corp.	49,515	1,401,274
Validus Holdings Ltd.	17,996	585,590
VeriSign, Inc.	5,100	188,496
Verizon Communications, Inc.	130,791	4,941,284
Viacom, Inc., Class B	42,632	2,181,053
Visa, Inc., Class A (c)	13,800	1,078,056
Wal-Mart Stores, Inc.	82,792	4,551,904
Walt Disney Co.	42,100	1,814,510
Waters Corp. (a)	15,712	1,539,776
WellPoint, Inc.	48,385	3,715,484
Wells Fargo & Co.	228,967	6,665,229
Western Digital Corp. (a)	8,363	332,847
The Western Union Co.	8,000	170,000
Whiting Petroleum Corp. (a)	12,000	834,000
Williams Cos., Inc.	4,900	162,533
Windstream Corp.	14,709	188,422
Wisconsin Energy Corp.	12,672	395,493
Wyndham Worldwide Corp.	3,800	131,518
XL Group Plc	161,008	3,931,815
Xerox Corp.	156,206	1,576,119

		488,556,872

Total Common Stocks — 88.2%		944,755,023

Corporate Bonds	Par (000)

Canada — 0.2%
Sino-Forest Corp., 5.00%, 8/01/13 (b)(e)	USD	1,557	2,111,681

China — 0.0%
China Milk Products Group Ltd., 47.44%, 1/05/12 (e)(f)		1,000	200,000

Hong Kong — 0.0%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(e)(f)(g)	CNY	10,800	299,492

India — 0.1%
REI Agro Ltd., 5.50%, 11/13/14 (b)(e)	USD	1,235	1,312,187

Malaysia — 0.2%
Berjaya Land Bhd, 8.00%, 8/15/11 (e)	MYR	2,290	797,866
IOI Capital Bhd, Series IOI, 0.00%, 12/18/11 (e)(f)	USD	850	1,109,250

			1,907,116

Singapore — 0.4%
Olam International Ltd., 6.00%, 10/15/16 (e)		1,300	1,712,100
Wilmar International Ltd., 17.38%, 12/18/12 (e)(f)		700	890,751
Yanlord Land Group Ltd., 5.85%, 7/13/14 (e)	SGD	1,500	1,263,837

			3,866,688

Corporate Bonds	Par (000)		Value

United Kingdom — 0.2%
Lloyds TSB Bank Plc, 13.00% (h)	GBP	1,081	$2,365,399
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (e)	USD	200	213,700

			2,579,099

United States — 0.1%
SBA Communications Corp., 4.00%, 10/01/14 (b)(e)		395	563,863

Total Corporate Bonds — 1.2%			12,840,126

Investment Companies	Shares

United States — 5.3%
Consumer Staples Select Sector SPDR Fund	41,185	1,298,151
ETFS Gold Trust (a)	37,000	5,744,620
ETFS Palladium Trust (a)	12,600	994,770
ETFS Platinum Trust (a)	10,700	1,988,809
Energy Select Sector SPDR Fund	104,146	8,377,504
Financial Select Sector SPDR Fund	122,449	2,004,490
Health Care Select Sector SPDR Fund	41,274	1,455,734
iShares Dow Jones U.S. Telecommunications Sector Index Fund (i)	22,747	557,757
iShares Gold Trust (a)(i)	373,094	5,697,145
iShares Silver Trust (a)(i)	82,600	3,873,940
SPDR Gold Trust (a)(c)	146,266	22,285,088
SPDR KBW Regional Banking ETF	26,561	709,179
Technology Select Sector SPDR Fund	66,000	1,765,500
Utilities Select Sector SPDR Fund	5,100	169,116
Vanguard Telecommunication Services ETF	700	49,007

		56,970,810

Vietnam — 0.1%
Vietnam Enterprise Investments Ltd., R Shares (a)	199,954	373,914
Vinaland Ltd. (a)	449,580	412,040

		785,954

Total Investment Companies — 5.4%		57,756,764

Preferred Stocks

Switzerland — 0.1%
UBS AG, 9.38% (e)	39,175	1,094,745

United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%	24,100	661,998

United States — 0.0%
Bunge Ltd., 4.88% (e)	2,135	229,406
XL Group Plc, 10.75% (e)	7,012	230,625

		460,031

Total Preferred Stocks — 0.2%		2,216,774

See Notes to Consolidated Financial Statements.

14	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Warrants (j)	Shares		Value

Canada — 0.0%
Kinross Gold Corp. (Expires 9/13/13)		36,725	$53,177

United States — 0.1%
Bank of America Corp. (Expires 1/16/19)		65,430	447,541
Citigroup Inc. (Expires 10/28/18)		56,000	9,520
Ford Motor Co. (Expires 1/01/13)		134,367	896,228

			1,353,289

Total Warrants — 0.1%			1,406,466

Total Long-Term Investments (Cost — $777,011,195) — 95.1%			1,018,975,153

Short-Term Securities	Par (000)

Time Deposits

Europe — 0.0%
Brown Brothers Harriman & Co., 0.45%, 5/02/11	EUR	2	2,550

New Zealand — 0.0%
Brown Brothers Harriman & Co., 1.30%, 5/02/11	NZD	11	8,642

Total Time Deposits — 0.0%			11,192

U.S. Treasury Obligations — 4.7%
U.S. Treasury Bills (k):
0.06%, 5/12/11	USD	560	559,991
0.05%, 6/02/11		8,070	8,069,582
0.03%, 6/09/11		750	749,975
0.04%, 6/16/11		3,500	3,499,791
0.03%, 6/23/11		22,100	22,097,502
0.10%, 6/30/11		1,175	1,174,817
0.03%, 7/07/11		225	224,986
0.04%, 7/14/11		1,875	1,874,771
0.04%, 7/21/11		8,345	8,343,986
0.07%, 7/28/11		3,495	3,494,409

			50,089,810

Total Short-Term Securities (Cost — $50,101,002) — 4.7%			50,101,002

Options Purchased	Contracts

Exchange-Traded Call Options — 0.0%
General Mills, Inc., Strike Price USD 38.00, Expires 7/16/11	194	28,033
Google, Inc. Class A, Strike Price USD 575.00, Expires 6/18/11	42	17,850

		45,883

Exchange-Traded Put Options — 0.0%
SPDR Gold Trust:
Strike Price USD 127.00, Expires 9/17/11	235	17,155
Strike Price USD 132.00, Expires 9/30/11	220	30,470
Strike Price USD 137.00, Expires 11/19/11	102	27,761
Strike Price USD 125.00, Expires 1/21/12	300	56,250

		131,636

Options Purchased	Contracts	Value

Over-the-Counter Put Options — 0.0%
KOSPI Index, Strike Price KRW 230.71, Expires 12/08/11, Broker Citibank NA	94	$24,008
SPDR Gold Trust, Strike Price USD 129.11, Expires 1/20/12, Broker JPMorgan Chase Bank NA	21,877	57,317

		81,325

Total Options Purchased (Cost — $1,090,741) — 0.0%		258,844

Total Investments Before Structured Options, Investments Sold Short and Outstanding Options Written (Cost — $828,202,938*) — 99.8%		1,069,334,999

Over-the-Counter Structured Options	Units

DJ Euro Stoxx 50 Index:
Initial Reference Strike Price 2,819.34, One written put strike 2,523.375, One call strike 2,943.9375, Expires 7/07/11, Broker Credit Suisse International	1,000	66,168
Initial Reference Strike Price 2,901.28, One written put strike 2,437.08, One call strike 3,069.55, Expires 12/16/11, Broker UBS AG	724	43,703
Initial Reference Strike Price 2,958.17, One written put strike 2,662.353, One written call strike 3,401.896, One call strike 2,958.17, Expires 4/04/12, Broker Credit Suisse International	1,563	56,408
Initial Reference Strike Price 3,011.25, One written put strike 2,747.77, One call strike 3,011.25, Expires 6/15/12, Broker JPMorgan Chase Bank NA	733	—
MSCI EM Index, Initial Reference Strike Price 1,128.89, One written put strike 1,128.89, 1.066 calls strike 1,128.89, Expires 12/14/11, Broker JPMorgan Chase Bank NA	1,462	108,908
MSCI Europe excluding UK Index:
Initial Reference Strike Price 96.017, One written put strike 90.7361, One call strike 96.017, Expires 9/01/11, Broker Deutsche Bank AG	12,498	133,408
Initial Reference Strike Price 93.31, One written put strike 93.31, 1.29 calls strike 93.31, Expires 9/16/11, Broker Goldman Sachs Bank USA	27,864	440,253
Initial Reference Strike Price 96.02, One written put strike 96.02, 1.29 calls strike 96.02, Expires 9/16/11, Broker Goldman Sachs Bank USA	11,456	142,512
Initial Reference Strike Price 96.02, One written put strike price of 89.9707, One call strike 96.02, Expires 9/16/11, Broker Goldman Sachs Bank USA	8,332	83,899

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	15

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Over-the-Counter Structured Options	Units	Value

NIKKEI 225 Index Link:
Initial Reference Strike Price 9,583, One written call strike 10,996.49, Expires 11/18/11, Broker JPMorgan Chase Bank NA	144	$(26,531)
Initial Reference Strike Price 9,582.02, One written call strike 11,019.32, Expires 11/18/11, Broker UBS AG	153	(23,329)
S&P 500 Index Link, Initial Reference Strike Price 1,300.35, One written put strike 1,131.30, One call strike 1,379.67, Expires 3/16/12, Broker JPMorgan Chase Bank NA	3,768	140,356
SPDR Gold Trust, Initial Reference Strike Price 144.8910, 1.2 written puts strike 123.00, One put strike 135, Expires 11/18/11, Broker JPMorgan Chase Bank NA	95	140
Taiwan Taiex Index:
Initial Reference Strike Price TWD 8,571.8153, One written put strike USD 243.4051, One call strike USD 290.8066, Expires 12/19/11, Broker Citibank NA	4,846	29,774
Initial Reference Strike Price 8,900, One written put strike 8,400, 1.35 calls strike 9,000, Expires 12/21/11, Broker Citibank NA	7,800	(10,040)
Initial Reference Strike Price 8,775.8894, One written put strike 7,345.4194, 1.45 calls strike 8,775.8894, Expires 12/19/12, Broker Citibank NA	4,767	11,493

Total Over-the-Counter Structured Options (Premiums Received — $6,463) — 0.1%		1,197,122

Investments Sold Short	Shares

Japan — (0.0)%
Nissan Motor Co., Ltd.	65,760	(632,711)

Total Investments Sold Short (Proceeds — $551,075) — (0.0)%		(632,711)

Options Written	Contracts	Value

Exchange-Traded Call Options — (0.2)%
Advanced Micro Devices, Inc., Strike Price USD 10.00, Expires 1/21/12	977	$(90,373)
Cephalon Inc, Strike Price USD 65.00, Expires 1/21/12	70	(90,650)
Cisco Systems, Inc.:
Strike Price USD 17.50, Expires 1/21/12	352	(54,736)
Strike Price USD 20.00, Expires 1/21/12	866	(57,589)
Dell, Inc.:
Strike Price USD 16.00, Expires 8/20/11	488	(38,064)
Strike Price USD 15.00, Expires 1/21/12	249	(46,438)
EOG Resources, Inc., Strike Price USD 100.00, Expires 1/21/12	81	(156,330)
Kraft Foods, Inc., Strike Price USD 35.00, Expires 1/20/12, Broker Deutsche Bank AG	451	(43,972)
Marvell Technology Group Ltd., Strike Price USD 17.50, Expires 1/21/12	476	(48,314)
MasterCard, Inc. Class A, Strike Price USD 285.00, Expires 10/22/11	27	(42,795)
Pulte Homes, Inc., Strike Price USD 10.00, Expires 1/19/13	556	(69,500)
SM Energy Co.:
Strike Price USD 65.00, Expires 8/20/11	57	(70,965)
Strike Price USD 80.00, Expires 11/19/11	87	(51,330)
SanDisk Corp., Strike Price USD 46.00, Expires 10/22/11	168	(118,020)
Sara Lee Corp., Strike Price USD 18.00, Expires 7/16/11	1,351	(189,140)
Symantec Corp., Strike Price USD 17.50, Expires 1/21/12	549	(181,170)
United Technologies Corp., Strike Price USD 80.00, Expires 1/21/12	181	(210,865)

		(1,560,251)

Exchange-Traded Put Options — 0.0%
Broadcom Corp. Class A, Strike Price USD 35.00, Expires 8/20/11	128	(32,128)
DJ EuroStoxx 50 Index, Strike Price USD 2540.25, Expires 1/20/12	1,063	(103,217)
General Mills, Inc., Strike Price USD 34.00, Expires 7/16/11	194	(2,328)
Google, Inc. Class A, Strike Price USD 560.00, Expires 6/18/11	42	(104,580)
MasterCard, Inc. Class A, Strike Price USD 220.00, Expires 10/22/11	27	(11,138)
SPDR Gold Trust:
Strike Price USD 120.00, Expires 9/30/11	440	(21,120)
Strike Price USD 127.00, Expires 11/19/11	127	(14,379)
Strike Price USD 105.00, Expires 1/21/12	360	(18,000)
Urban Outfitters Inc., Strike Price USD 27.00, Expires 9/17/11	269	(27,573)
Visa Inc., Strike Price USD 65.00, Expires 6/18/11	297	(4,900)

		(339,363)

See Notes to Consolidated Financial Statements.

16	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options — 0.0%
Hutchinson Whampoa Ltd:
Strike Price HKD 97.50, Expires 6/29/11, Broker Citibank NA	24,000	$(2,036)
Strike Price HKD 103.02, Expires 7/08/11, Broker Citibank NA	109,400	(5,275)
Kraft Foods, Inc., Strike Price USD 34.00, Expires 1/20/12, Broker Deutsche Bank AG	46,120	(59,764)
Urban Outfitters Inc., Strike Price USD 34.00, Expires 1/20/12, Broker Deutsche Bank AG	4,500	(11,662)

		(78,737)

Over-the-Counter Put Options — 0.0%
Beiersdorf AG:
Strike Price EUR 38.00, Expires 12/16/11, Broker Deutsche Bank AG	9,152	(10,907)
Strike Price EUR 38.00, Expires 1/20/12, Broker JPMorgan Chase Bank NA	5,230	(7,348)
DJ EuroStoxx 50 Index, Strike Price USD 2,761.62 Expires 9/16/11, Broker Credit Suisse First Boston	1,003	(83,182)
S&P 500 Index, Strike Price USD 988.57, Expires 12/08/11, Broker Citibank NA	1,740	(16,904)

		(118,341)

Total Options Written (Premiums Received — $2,167,741) — (0.2)%		(2,096,692)

Total Investments, Net of Structured Options, Investments Sold Short and Outstanding Options Written — 99.7%		1,067,802,718
Other Assets Less Liabilities — 0.3%		3,401,840

Net Assets — 100.0%		$1,071,204,558

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$840,828,591

Gross unrealized appreciation	$257,002,728
Gross unrealized depreciation	(28,496,320)

Net unrealized appreciation	$228,506,408

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding options written.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Convertible security.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/ Shares Held at October 31, 2010	Beneficial Interest/ Shares Purchased	Beneficial Interest/ Shares Sold	Beneficial Interest/ Shares Held at April 30, 2011	Value at April 30, 2011	Realized Gain (Loss)	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	—	—	—	$634
BlackRock Liquidity Series, LLC Money Market Series	$1,278,500	—	$(1,278,500)[1]	—	—	—	39,746
iShares Dow Jones U.S. Telecommunications Sector Index Fund	24,447	—	(1,700)	22,747	$557,757	$(9,634)	9,050
iShares Gold Trust	—	373,094	—	373,094	5,697,145	—	—
iShares Silver Trust	130,000	—	(47,400)	82,600	3,873,940	1,380,781	—

[1]	Represents net shares sold.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	17

Consolidated Schedule of Investments (continued)

•	Foreign currency exchange contracts as of April 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	313,198	USD	3,791	Brown Brothers Harriman & Co.	5/02/11	$70
USD	14,276	JPY	1,164,889	Brown Brothers Harriman & Co.	5/02/11	(85)
HKD	7,044,700	USD	906,774	Brown Brothers Harriman & Co.	5/04/11	318
USD	16,357	GBP	9,805	Brown Brothers Harriman & Co.	5/04/11	(21)
JPY	53,174,143	USD	655,193	Credit Suisse International	5/09/11	356
CHF	15,165,386	USD	17,182,081	Brown Brothers Harriman & Co.	5/23/11	352,249
EUR	13,937,424	USD	20,291,496	Brown Brothers Harriman & Co.	5/23/11	340,589
JPY	312,083,130	USD	3,816,770	Brown Brothers Harriman & Co.	5/23/11	30,922

Total						$724,398

•	Financial futures contracts purchased as of April 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

7	Hang Seng Index	Hong Kong	May 2011	$612,662	$(21,584)
39	Taiwan MSCI Simex Index	Singapore	May 2011	1,225,364	22,246
16	CAC40 10 Euro	Matif (Paris)	June 2011	847,354	43,558
2	DAX Index 25 Euro	Eurex	June 2011	465,027	64,507
50	FTSE 100 Index	NYSE LIFFE London	June 2011	4,754,607	132,680
7	SPI 200 Index	Sydney	June 2011	918,821	(20,650)
69	Yen Denom Nikkei	Chicago Mercantile	June 2011	4,128,700	27,164

Total					$247,921

•	Financial futures contracts sold as of April 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation

5	S&P 500® Index	Chicago Mercantile	June 2011	$1,658,587	$(41,038)

•	Total return swaps outstanding as of April 30, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Return on the RTS Index Future June 2011	Pays	Overnight MosPrime Rate	Credit Suisse International	6/16/11	USD	1,914	$(82,200)
Return on the MSCI Daily Total Return All Country World (ex USA) USD Index	Receives	3-month LIBOR minus 0.08%	BNP Paribas SA	9/19/11	USD	2,117	243,478
Return on the MSCI Daily Total Return Net Emerging Markets USD Index	Receives	3-month LIBOR minus 0.38%	BNP Paribas SA	1/12/12	USD	2,284	9,200

Total							$170,478

See Notes to Consolidated Financial Statements.

18	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Consolidated Schedule of Investments (continued)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Consolidated Financial Statements.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$1,276,854	—	—	$1,276,854
Australia	—	$19,325,589	—	19,325,589
Austria	—	386,844	—	386,844
Belgium	1,433,329	191,427	—	1,624,756
Brazil	33,714,233	—	—	33,714,233
Canada	40,989,736	—	—	40,989,736
Chile	2,014,015	—	—	2,014,015
China	1,620,532	18,770,781	—	20,391,313
Czech Republic	—	1,256,298	—	1,256,298
Egypt	—	1,033,427	—	1,033,427
Finland	105,222	2,319,359	—	2,424,581
France	2,885,521	20,045,202	—	22,930,723
Germany	1,042,607	19,992,114	—	21,034,721
Hong Kong	—	9,883,167	—	9,883,167
India	—	11,855,115	—	11,855,115
Indonesia	—	2,018,684	—	2,018,684
Ireland	1,082,335	—	—	1,082,335
Israel	214,227	—	—	214,227
Italy	—	7,485,627	—	7,485,627
Japan	—	92,898,352	—	92,898,352
Kazakhstan	2,468,850	—	—	2,468,850
Luxembourg	422,526	—	—	422,526
Malaysia	—	4,933,589	—	4,933,589
Mexico	2,502,450	—	—	2,502,450
Netherlands	2,221,566	3,569,535	—	5,791,101
Norway	—	3,000,477	—	3,000,477
Philippines	591,498	—	—	591,498
Poland	—	397,687	—	397,687
Portugal	—	173,335	—	173,335
Russia	19,962,258	1,613,472	—	21,575,730
Singapore	—	12,211,914	—	12,211,914
South Africa	3,237,641	789,629	—	4,027,270
South Korea	2,336,187	11,119,261	—	13,455,448
Spain	3,384,482	4,509,359	—	7,893,841
Switzerland	3,735,715	13,066,411	—	16,802,126
Taiwan	1,750,552	14,117,276	—	15,867,828
Thailand	4,709,361	—	—	4,709,361

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	19

Consolidated Schedule of Investments (concluded)

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets (concluded):
Investments:
Long-Term Investments:
Common Stocks:
Turkey	—	$4,544,275	—	$4,544,275
United Kingdom	$10,215,480	30,772,768	—	40,988,248
United States	488,556,872	—	—	488,556,872
Corporate Bonds	—	11,228,447	$1,611,679	12,840,126
Investment Companies	57,756,764	—	—	57,756,764
Preferred Securities	460,031	1,756,743	—	2,216,774
Warrants	1,406,466	—	—	1,406,466
Short-Term Securities:
Time Deposits	—	11,192	—	11,192
U.S. Treasury Obligations	—	50,089,810	—	50,089,810
Liabilities:
Investments:
Investments Sold Short	—	(632,711)	—	(632,711)

Total	$692,097,310	$374,734,455	$1,611,679	$1,068,443,444

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Equity contracts	$439,913	$252,678	$1,366,108	$2,058,699
Foreign currency exchange contracts	—	724,504	—	724,504
Liabilities:
Equity contracts	(1,865,290)	(171,881)	(284,893)	(2,322,064)
Foreign currency exchange contracts	—	(106)	—	(106)

Total	$(1,425,377)	$805,195	$1,081,215	$461,033

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, structured options and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and structured options and options are shown at value.

See Notes to Consolidated Financial Statements.

20	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Consolidated Statement of Assets and Liabilities

April 30, 2011 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $821,434,012)	$1,059,206,157
Investments at value — affiliated (cost — $6,768,926)	10,128,842
Structured options at value (premiums paid — $23,687)	1,257,022
Unrealized appreciation on foreign currency exchange contracts	724,504
Unrealized appreciation on swaps	252,678
Cash pledged as collateral for options written	3,587,500
Foreign currency at value (cost — $1,148,543)	1,190,349
Cash held for securities sold short	688,844
Cash pledged as collateral for financial futures contracts	200,000
Dividends receivable	2,836,132
Capital shares sold receivable	1,118,072
Investments sold receivable	571,818
Options written receivable	447,917
Interest receivable	363,329
Swaps premiums paid	1,179
Prepaid expenses	59,055
Other assets	522

Total assets	1,082,633,920

Liabilities

Options written at value (premiums received — $2,167,741)	2,096,692
Structured options at value (premiums received — $30,150)	59,900
Bank overdraft	469,481
Investments sold short at value (proceeds — $551,075)	632,711
Cash held as collateral for swaps	600,000
Unrealized depreciation on foreign currency exchange contracts	106
Unrealized depreciation on swaps	82,200
Investments purchased payable	3,769,486
Capital shares redeemed payable	1,368,496
Margin variation payable	799,040
Investment advisory fees payable	663,086
Service and distribution fees payable	258,964
Deferred foreign capital gain tax	57,721
Other affiliates payable	6,540
Officer’s and Trustees’ fees payable	655
Other accrued expenses payable	491,418
Other liabilities	72,866

Total liabilities	11,429,362

Net Assets	$1,071,204,558

Net Assets Consist of

Paid-in capital	$957,639,451
Undistributed net investment income	1,212,874
Accumulated net realized loss	(131,110,620)
Net unrealized appreciation/depreciation	243,462,853

Net Assets	$1,071,204,558

Net Asset Value

Institutional — Based on net assets of $389,442,970 and 28,867,378 shares outstanding, 500 million shares authorized, $0.10 par value	$13.49

Investor A — Based on net assets of $453,195,114 and 33,618,571 shares outstanding, 2 billion shares authorized, $0.10 par value	$13.48

Investor B — Based on net assets of $18,185,094 and 1,349,312 shares outstanding, 1.5 billion shares authorized, $0.10 par value	$13.48

Investor C — Based on net assets of $200,541,641 and 14,943,511 shares outstanding, 200 million shares authorized, $0.10 par value	$13.42

Class R — Based on net assets of $9,839,739 and 732,011 shares outstanding, 200 million shares authorized, $0.10 par value	$13.44

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	21

Consolidated Statement of Operations

Six Months Ended April 30, 2011 (Unaudited)

Investment Income

Dividends — unaffiliated	$9,886,940
Foreign taxes withheld	(455,352)
Interest	340,295
Securities lending — affiliated	39,746
Dividends — affiliated	9,684

Total income	9,821,313

Expenses

Investment advisory	3,970,724
Service — Investor A	538,267
Service and distribution — Investor B	89,940
Service and distribution — Investor C	952,328
Service and distribution — Class R	24,329
Transfer agent — Institutional	152,179
Transfer agent — Investor A	219,309
Transfer agent — Investor B	16,821
Transfer agent — Investor C	108,896
Transfer agent — Class R	15,197
Custodian	130,425
Accounting services	116,565
Printing	68,576
Professional	49,011
Registration	44,143
Officer and Trustees	15,674
Miscellaneous	42,779

Total expenses excluding stock loan fees	6,555,163
Stock loan fees	24

Total expenses	6,555,187
Less fees waived by advisor	(112)
Less transfer agent fees waived and/or reimbursed — class specific	(556)

Total expenses after fees waived and reimbursed	6,554,519

Net investment income	3,266,794

Realized and Unrealized Gain (Loss)

Net realized gain from:
Investments — unaffiliated (including $1,826 foreign capital gain tax)	9,333,388
Investments — affiliated	1,371,147
Financial futures contracts	3,530,773
Swaps	1,036,939
Foreign currency transactions	1,777,856

17,050,103

Net change in unrealized appreciation/depreciation on:
Investments (including $46,622 deferred foreign capital gain credit)	108,580,792
Financial futures contracts	(213,249)
Swaps	(626,067)
Investments sold short	(81,636)
Options written and structured options	1,556,636
Foreign currency transactions	1,113,172

110,329,648

Total realized and unrealized gain	127,379,751

Net Increase in Net Assets Resulting from Operations	$130,646,545

See Notes to Consolidated Financial Statements.

22	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets::	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

Operations

Net investment income	$3,266,794	$6,398,714
Net realized gain (loss)	17,050,103	(18,529,700)
Net change in unrealized appreciation/depreciation	110,329,648	131,488,972

Net increase in net assets resulting from operations	130,646,545	119,357,986

Dividends to Shareholders From

Net investment income:
Institutional	(3,254,363)	(3,261,943)
Investor A	(3,013,367)	(4,532,026)
Investor B	—	(32,962)
Investor C	—	(702,547)
Class R	(32,373)	(70,591)

Decrease in net assets resulting from dividends to shareholders	(6,300,103)	(8,600,069)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	31,188,288	(49,824,686)

Redemption Fee

Redemption fee	3,722	7,313

Net Assets

Total increase in net assets	155,538,452	60,940,544
Beginning of period	915,666,106	854,725,562

End of period	$1,071,204,558	$915,666,106

Undistributed net investment income	$1,212,874	$4,246,183

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	23

Financial Highlights

	Institutional

	Six Months Ended April 30, 2011 (Unaudited) (Consolidated)					Period Nov. 4, 2005[1] to October 31, 2006

		Year Ended October 31,

		2010 (Consolidated)	2009 (Consolidated)	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$11.93	$10.52	$8.98	$15.11	$12.03	$10.00

Net investment income[2]	0.07	0.12	0.15	0.15	0.13	0.12
Net realized and unrealized gain (loss)[3]	1.61	1.44	1.52	(5.60)	3.59	1.93

Net increase (decrease) from investment operations	1.68	1.56	1.67	(5.45)	3.72	2.05

Dividends and distributions from:
Net investment income	(0.12)	(0.15)	(0.13)	(0.11)	(0.19)	(0.02)
Net realized gain	—	—	—	(0.57)	(0.45)	—

Total dividends and distributions	(0.12)	(0.15)	(0.13)	(0.68)	(0.64)	(0.02)

Net asset value, end of period	$13.49	$11.93	$10.52	$8.98	$15.11	$12.03

Total Investment Return[4]

Based on net asset value	14.19%[5]	14.92%	18.98%	(37.62)%	32.17%	20.51%[5,6]

Ratios to Average Net Assets

Total expenses	0.98%[7]	1.01%	1.07%	1.12%	1.04%	1.26%[7]

Total expenses after fees waived	0.98%[7]	1.01%	1.04%	1.09%	1.04%	1.26%[7]

Total expenses after fees waived, excluding reorganization expenses and dividend expense	0.98%[7,8]	1.01%	1.02%	0.99%	1.02%	1.26%[7]

Net investment income	1.04%[7]	1.09%	1.62%	1.13%	1.09%	1.14%[7]

Supplemental Data

Net assets, end of period (000)	$389,443	$293,944	$235,264	$233,081	$383,601	$107,419

Portfolio turnover	17%	32%	35%	66%	35%	38%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the return by 0.03%.

[7]	Annualized.

[8]	Excludes stock loan fees, which have no impact to the ratio.

See Notes to Consolidated Financial Statements.

24	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Financial Highlights (continued)

	Investor A

	Six Months Ended April 30, 2011 (Unaudited) (Consolidated)					Period Nov. 4, 2005[1] to October 31, 2006

		Year Ended October 31,

		2010 (Consolidated)	2009 (Consolidated)	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$11.90	$10.50	$8.96	$15.08	$12.00	$10.00

Net investment income[2]	0.05	0.09	0.12	0.11	0.10	0.10
Net realized and unrealized gain (loss)[3]	1.62	1.43	1.52	(5.57)	3.59	1.92

Net increase (decrease) from investment operations	1.67	1.52	1.64	(5.46)	3.69	2.02

Dividends and distributions from:
Net investment income	(0.09)	(0.12)	(0.10)	(0.09)	(0.16)	(0.02)
Net realized gain	—	—	—	(0.57)	(0.45)	—

Total dividends and distributions	(0.09)	(0.12)	(0.10)	(0.66)	(0.61)	(0.02)

Net asset value, end of period	$13.48	$11.90	$10.50	$8.96	$15.08	$12.00

Total Investment Return[4]

Based on net asset value	14.09%[5]	14.57%	18.58%	(37.74)%	31.84%	20.21%[5,6]

Ratios to Average Net Assets

Total expenses	1.24%[7]	1.28%	1.34%	1.38%	1.29%	1.51%[7]

Total expenses after fees waived	1.24%[7]	1.28%	1.30%	1.35%	1.29%	1.51%[7]

Total expenses after fees waived, excluding reorganization expenses and dividend expense	1.24%[7,8]	1.27%	1.27%	1.25%	1.27%	1.51%[7]

Net investment income	0.74%[7]	0.82%	1.37%	0.88%	0.83%	0.93%[7]

Supplemental Data

Net assets, end of period (000)	$453,195	$411,573	$400,668	$372,188	$648,402	$66,714

Portfolio turnover	17%	32%	35%	66%	35%	38%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the return by 0.03%.

[7]	Annualized.

[8]	Excludes stock loan fees, which have no impact on the ratio.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	25

Financial Highlights (continued)

	Investor B

	Six Months Ended April 30, 2011 (Unaudited) (Consolidated)					Period Nov. 4, 2005[1] to October 31, 2006

		Year Ended October 31,

		2010 (Consolidated)	2009 (Consolidated)	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$11.86	$10.45	$8.88	$14.98	$11.91	$10.00

Net investment income[2]	(0.07)	(0.00)[3]	0.05	0.01	0.01	0.02
Net realized and unrealized gain (loss)[4]	1.69	1.43	1.52	(5.54)	3.55	1.91

Net increase (decrease) from investment operations	1.62	1.43	1.57	(5.53)	3.56	1.93

Dividends and distributions from:
Net investment income	—	(0.02)	—	(0.00)[3]	(0.04)	(0.02)
Net realized gain	—	—	—	(0.57)	(0.45)	—

Total dividends and distributions	—	(0.02)	—	(0.57)	(0.49)	(0.02)

Net asset value, end of period	$13.48	$11.86	$10.45	$8.88	$14.98	$11.91

Total Investment Return[5]

Based on net asset value	13.66%[6]	13.66%	17.68%	(38.24)%	30.76%	19.31%[6,7]

Ratios to Average Net Assets

Total expenses	2.07%[8]	2.11%	2.22%	2.21%	2.11%	2.27%[8]

Total expenses after fees waived	2.07%[8]	2.11%	2.08%	2.15%	2.09%	2.27%[8]

Total expenses after fees waived, excluding reorganization expenses and dividend expense	2.07%[8,9]	2.10%	2.06%	2.05%	2.07%	2.27%[8]

Net investment income (loss)	(0.06)%[8]	(0.01)%	0.51%	0.05%	0.09%	0.18%[8]

Supplemental Data

Net assets, end of period (000)	$18,185	$18,321	$22,889	$34,682	$84,465	$18,395

Portfolio turnover	17%	32%	35%	66%	35%	38%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less that $(0.01) per share.

[4]	Includes a redemption fee, which is less than $0.01 per share.

[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the return by 0.03%.

[8]	Annualized.

[9]	Excludes stock loan fees, which have no impact on the ratio.

See Notes to Consolidated Financial Statements.

26	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Financial Highlights (continued)

	Investor C

	Six Months Ended April 30, 2011 (Unaudited) (Consolidated)					Period Nov. 4, 2005[1] to October 31, 2006

		Year Ended October 31,

		2010 (Consolidated)	2009 (Consolidated)	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$11.81	$10.42	$8.87	$14.97	$11.92	$10.00

Net investment income[2]	—	0.01	0.06	0.01	0.01	0.02
Net realized and unrealized gain (loss)[3]	1.61	1.42	1.50	(5.52)	3.55	1.92

Net increase (decrease) from investment operations	1.61	1.43	1.56	(5.51)	3.56	1.94

Dividends and distributions from:
Net investment income	—	(0.04)	(0.01)	(0.02)	(0.06)	(0.02)
Net realized gain	—	—	—	(0.57)	(0.45)	—

Total dividends and distributions	—	(0.04)	(0.01)	(0.59)	(0.51)	(0.02)

Net asset value, end of period	$13.42	$11.81	$10.42	$8.87	$14.97	$11.92

Total Investment Return[4]

Based on net asset value	13.63%[5]	13.75%	17.64%	(38.20)%	30.76%	19.41%[5,6]

Ratios to Average Net Assets

Total expenses	2.00%[7]	2.04%	2.10%	2.14%	2.07%	2.27%[7]

Total expenses after fees waived	2.00%[7]	2.04%	2.07%	2.11%	2.07%	2.27%[7]

Total expenses after fees waived, excluding reorganization expenses and dividend expense	2.00%[7,8]	2.04%	2.05%	2.01%	2.05%	2.27%[7]

Net investment income (loss)	(0.03)%[7]	0.06%	0.64%	0.12%	0.08%	0.16%[7]

Supplemental Data

Net assets, end of period (000)	$200,542	$182,756	$187,335	$183,125	$305,241	$103,167

Portfolio turnover	17%	32%	35%	66%	35%	38%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the return by 0.03%.

[7]	Annualized.

[8]	Excludes stock loan fees, which have no impact on the ratio.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	27

Financial Highlights (concluded)

	Class R

	Six Months Ended April 30, 2011 (Unaudited) (Consolidated)				Period March 1, 2007[1] to October 31, 2007
		Year Ended October 31,

		2010 (Consolidated)	2009 (Consolidated)	2008

Per Share Operating Performance

Net asset value, beginning of period	$11.85	$10.46	$8.92	$15.04	$12.41

Net investment income[2]	0.02	0.04	0.09	0.08	0.04
Net realized and unrealized gain (loss)[3]	1.61	1.44	1.51	(5.57)	2.82

Net increase (decrease) from investment operations	1.63	1.48	1.60	(5.49)	2.86

Dividends and distributions from:
Net investment income	(0.04)	(0.09)	(0.06)	(0.06)	(0.02)
Net realized gain	—	—	—	(0.57)	(0.21)

Total dividends and distributions	(0.04)	(0.09)	(0.06)	(0.63)	(0.23)

Net asset value, end of period	$13.44	$11.85	$10.46	$8.92	$15.04

Total Investment Return[4]

Based on net asset value	13.80%[5]	14.20%	18.16%	(37.95)%	23.36%[5]

Ratios to Average Net Assets

Total expenses	1.70%[6]	1.78%	1.93%	1.92%	1.67%[6]

Total expenses after fees waived and/or reimbursed	1.69%[6]	1.70%	1.62%	1.64%	1.55%[6]

Total expenses after fees waived and/or reimbursed, excluding reorganization expenses and dividend expense	1.69%[6,7]	1.69%	1.60%	1.54%	1.54%[6]

Net investment income	0.30%[6]	0.40%	1.02%	0.60%	0.53%[6]

Supplemental Data

Net assets, end of period (000)	$9,840	$9,072	$8,570	$7,183	$10,914

Portfolio turnover	17%	32%	35%	66%	35%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Excludes stock loan fees, which have no impact to the ratio.

See Notes to Consolidated Financial Statements.

28	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Notes to Consolidated Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Global Dynamic Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Delaware statutory trust. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Global Dynamic Equity Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and still satisfy Regulated Investment Company (“RIC”) tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees (the “Board”). Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments.

The Fund values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	29

Notes to Consolidated Financial Statements (continued)

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Foreign Currency Transactions: The Fund’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Capital Trusts: The Fund may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Short Sales: The Fund may enter into short sale transactions in which the Fund sells a security it does not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver it to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Consolidated Statement of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as stock loan fees in the Consolidated Statement of Operations. The Fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on its cash collateral deposited with the broker-dealer. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since

30	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Notes to Consolidated Financial Statements (continued)

there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (the “SEC”) require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts, foreign currency exchange contracts, swaps, short sales, structured options and options written) the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Fund may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash securities issued or guaranteed by the U.S. government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities lending income, as disclosed in the Consolidated Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Fund earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the period, the Fund accepted only cash collateral in connection with securities loaned.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to RICs and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended October 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	31

Notes to Consolidated Financial Statements (continued)

2. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and to economically hedge, or protect, its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Fund do not give rise to counterparty credit risk, as options written obligate the Fund to perform and not the counterparty. Counter-party risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. The ISDA Master Agreement allows the Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Fund purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Fund and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Fund enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Options: The Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk and/or interest rate risk or strike and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the

32	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Notes to Consolidated Financial Statements (continued)

instrument sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from the current market value.

The Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options are European-Style Options and may consist of single or multiple OTC options which are priced as a single security. European-Style Options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on the specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

Swaps: The Fund enters into swap agreements, in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Total return swaps — The Fund enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Derivative Financial Instruments Categorized by Risk Exposure:

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$724,504	Unrealized depreciation on foreign currency exchange contracts	$106
Equity contracts	Net unrealized appreciation/depreciation*; Unrealized appreciation on swaps; Investments at value — unaffiliated**; Structured options at value	$2,058,699	Net unrealized appreciation/depreciation*; Unrealized depreciation on swaps; Options written at value; Structured options at value	$2,322,064

Total		$2,783,203		$2,322,170

*

Includes cumulative unrealized appreciation/depreciation on financial futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

**	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	33

Notes to Consolidated Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Consolidated Statement of Operations Six Months Ended April 30, 2011

	Net Realized Gain (Loss) from

	Financial Futures Contracts	Swaps	Options***	Foreign Currency Transactions

Foreign currency transactions	—	—	—	$1,788,289
Equity contracts	$3,530,773	$1,036,939	$924,691	—

	Net Change in Unrealized Appreciation/Depreciation on

	Financial Futures Contracts	Swaps	Options***	Foreign Currency Transactions

Foreign currency transactions	—	—	—	$1,091,800
Equity contracts	$(213,249)	$(626,067)	$734,425	—

***	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended April 30, 2011 the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	231
Average number of contracts sold	18
Average notional value of contracts purchased	$23,204,226
Average notional value of contracts sold	$1,308,484
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	5
Average number of contracts — US dollars sold	9
Average US dollar amounts purchased	$915,831
Average US dollar amounts sold	$44,588,569
Options:
Average number of option contracts purchased	4,726,677
Average number of option contracts written	152,405
Average notional value of option contracts purchased	$6,260,166
Average notional value of option contracts written	$30,569,509
Structured options:
Average number of units	80,127
Average notional value	$26,918
Total return swaps:
Average number of contracts	4
Average notional value	$9,026,564

3. Investment Advisory Agreement and Other Transactions with Affiliates:

As of April 30, 2011, The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) were the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.80% of the Fund’s average daily net assets.

The Manager contractually agreed to waive or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2012 unless approved by the Board, including a majority of the Independent Trustees. These amounts are shown as transfer agent fees waived and/or reimbursed — class specific in the Consolidated Statement of Operations. The current expense limitation as a percentage of average daily net assets are as follows: 1.15% for Institutional, 1.43% for Investor A and 2.29% for Investor B and Investor C, and 1.70% for Class R Shares. For the six months ended April 30, 2011, the Fund waived and/or reimbursed $556 for Class R.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Fund’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Consolidated Statement of Operations.

BlackRock provides investment management and other services to the Subsidiary. BlackRock does not receive separate compensation from the Subsidiary for providing it with investment management or administrative services. However, the Fund pays BlackRock based on the Fund’s net assets which include the assets in the Subsidiary.

34	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Notes to Consolidated Financial Statements (continued)

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), and BlackRock International Limited (“BIL”), both affiliates of the Manager. The Manager pays BIM and BIL for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

For the six months ended April 30, 2011, the Fund reimbursed the Manager $5,690 for certain accounting services, which are included in accounting services in the Consolidated Statement of Operations.

The Fund entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended April 30, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $12,223. For the six months ended April 30, 2011, affiliates received the following contingent deferred sales charges relating to transactions in Investor B and Investor C Shares:

Investor B	$17,876
Investor C	$4,526

Furthermore, affiliates received contingent deferred sale charges of $145 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, the Bank of New York Mellon Corporation purchased PNCGIS, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services. Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2011, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

Institutional	$414
Investor A	$1,770
Investor B	$102
Investor C	$762
Class R	$18

The Fund received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable are shown in the Consolidated Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Consolidated Schedule of Investments. The share of income earned by the Fund on such investments is shown as securities lending — affiliated in the Consolidated Statement of Operations. For the six months ended April 30, 2011, BIM received $12,218 in securities lending agent fees related to securities lending activities for the Fund.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Fund’s Chief Compliance Officer.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	35

Notes to Consolidated Financial Statements (continued)

4. Investments:

Purchases and sales of investments, excluding short-term securities and US government securities for the six months ended April 30, 2011, were $186,423,458 and $166,396,250, respectively.

Transactions in options written for the six months ended April 30, 2011, were as follows:

	Calls		Puts

	Contracts	Premiums Received	Contracts	Premiums Received

Outstanding options, beginning of period	3,085	$810,430	3,769	$296,532
Options written	260,091	1,206,527	40,802	1,032,608
Options closed	(2,247)	(337,640)	(22,437)	(191,004)
Options expired	(69,233)	(124,916)	(1,992)	(121,227)
Options exercised	(690)	(400,840)	(70)	(2,729)

Outstanding options, end of period	191,006	$1,153,561	20,072	$1,014,180

As of April 30, 2011, the value of portfolio securities subject to covered call options written was $19,467,322.

5. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Fund may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2010. The Fund did not borrow under the credit agreement during the six months ended April 30, 2011.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Consolidated Schedule of Investments for concentrations in specific countries.

As of April 30, 2011, the Fund had the following industry classifications:

Industry	Percent of Long-Term Investments

Oil & Gas	13%
Metals & Mining	9
Pharmaceuticals	5
Diversified Financial Services	5
Other*	68

*	All other industries held were each less than 5% of long-term investments.

36	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Notes to Consolidated Financial Statements (continued)

7. Capital Loss Carryforwards:

As of October 31, 2010, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires October 31,

2016	$27,238,357
2017	94,871,662
2018	14,087,727

Total	$136,197,746

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after October 31, 2011, will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2011		Year Ended October 31, 2010

	Shares	Amount	Shares	Amount

Institutional

Shares sold	7,187,517	$90,588,309	12,298,920	$137,503,835
Shares issued to shareholders in reinvestment of dividends and distributions	226,334	2,774,231	239,148	2,629,331

Total issued	7,413,851	93,362,540	12,538,068	140,133,166
Shares redeemed	(3,194,052)	(40,325,133)	(10,262,879)	(115,072,751)

Net increase	4,219,799	$53,037,407	2,275,189	$25,060,415

Investor A

Shares sold and automatic conversion of shares	1,817,223	$22,834,757	3,546,439	$39,534,192
Shares issued to shareholders in reinvestment of dividends and distributions	209,276	2,565,622	350,502	3,858,818

Total issued	2,026,499	25,400,379	3,896,941	43,393,010
Shares redeemed	(2,991,315)	(37,724,671)	(7,486,022)	(83,062,720)

Net decrease	(964,816)	$(12,324,292)	(3,589,081)	$(39,669,710)

Investor B

Shares sold	21,704	$276,597	46,120	$515,307
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	2,560	28,290

Total issued	21,704	276,597	48,680	543,597
Shares redeemed and automatic conversion of shares	(216,787)	(2,723,120)	(694,692)	(7,745,456)

Net decrease	(195,083)	$(2,446,523)	(646,012)	$(7,201,859)

Investor C

Shares sold	983,168	$12,420,046	1,489,986	$16,585,895
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	54,761	601,772

Total issued	983,168	12,420,046	1,544,747	17,187,667
Shares redeemed	(1,517,588)	(19,052,716)	(4,050,067)	(44,611,935)

Net decrease	(534,420)	$(6,632,670)	(2,505,320)	$(27,424,268)

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	37

Notes to Consolidated Financial Statements (concluded)

	Six Months Ended April 30, 2011		Year Ended October 31, 2010

	Shares	Amount	Shares	Amount

Class R

Shares sold	174,084	$2,187,617	241,868	$2,690,293
Shares issued to shareholders in reinvestment of dividends and distributions	2,616	32,018	6,337	69,710

Total issued	176,700	2,219,635	248,205	2,760,003
Shares redeemed	(210,327)	(2,665,269)	(301,555)	(3,349,267)

Net decrease	(33,627)	$(445,634)	(53,350)	$(589,264)

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in-capital. Effective April 1, 2011, the redemption fee was terminated and no longer charged by the Fund.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

38	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Officers and Trustees

Robert M. Hernandez, Chair of the Board and Trustee
Fred G. Weiss, Vice Chair of the Board and Trustee
James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Trustee
Honorable Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
John F. O’Brien, Trustee
Roberta Cooper Ramo, Trustee
David H. Walsh, Trustee
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Providence, RI 02940

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective November 10, 2010, Ira P. Shapiro became Secretary of the Fund.

Effective December 31, 2010, Richard R. West retired as a Trustee of the Fund. The Board wishes Mr. West well in his retirement.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	39

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
     http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available, upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

40	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	41

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

42	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income
Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

BlackRock LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	APRIL 30, 2011	43

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

#GDE-4/11

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Dynamic Equity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: July 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: July 5, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Dynamic Equity Fund

Date: July 5, 2011